Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable
14)	EQUITY ACCOUNTED INVESTEES, OTHER INVESTMENTS AND NON-CURRENT ACCOUNTS RECEIVABLE

14.1)	EQUITY ACCOUNTED INVESTEES
As of December 31, 2020 and 2019, the investments in common shares of associates were as follows:

	Activity	Country	%		2020	2019
Camcem, S.A. de C.V.	Cement	Mexico	40.1	$	244	229
Concrete Supply Co. LLC	Concrete	United States	40.0		81	75
Lehigh White Cement Company	Cement	United States	36.8		62	64
Société d’Exploitation de Carrières	Aggregates	France	50.0		21	17
Société Méridionale de Carrières	Aggregates	France	33.3		14	15
Other companies	—	—	—		88	81

				$	510	481

Out of which:
Book value at acquisition date				$	311	331
Changes in stockholders’ equity				$	199	150

Combined condensed statement of financial position information of CEMEX’s associates as of December 31, 2020 and 2019 is set forth below:

		2020	2019
Current assets	$	1,240	982
Non-current assets		1,662	1,757

Total assets		2,902	2,739

Current liabilities		496	326
Non-current liabilities		766	898

Total liabilities		1,262	1,224

Total net assets	$	1,640	1,515

Combined selected information of the statements of operations of CEMEX’s associates in 2020, 2019 and 2018 is set forth below:

		2020	2019	2018
Sales	$	1,759	1,600	1,449
Operating earnings		296	237	224
Income before income tax		175	158	110
Net income		128	118	86

The share of equity accounted investees by reportable segment in the statements of operations for 2020, 2019 and 2018 is detailed as follows:

		2020	2019	2018
Mexico	$	30	23	13
United States		15	18	15
EMEAA		6	10	7
Corporate and others		(2)	(2)	(1)

	$	49	49	34

14.2)	OTHER INVESTMENTS AND NON-CURRENT ACCOUNTS RECEIVABLE
As of December 31, 2020 and 2019, consolidated other investments and non-current
accounts receivable were summarized as follows:

		2020	2019
Non-current accounts receivable 1	$	246	197
Investments at fair value through the income statement 2		23	34
Non-current portion of valuation of derivative financial instruments (note 17.4)		3	2
Investments in strategic equity securities 3		3	3

	$	275	236

1
Includes, among other items: a) accounts receivable from investees and joint ventures of $36 in 2020 and $32 in 2019, b) advances to suppliers of fixed assets of $47 in 2020 and $32 in 2019, c) employee prepaid compensation of $6 in 2020 and $7 in 2019, d) refundable taxes of $10 in 2019; and e) warranty deposits of $29 in 2020 and $33 in 2019.

2	Refers to investments in private funds and investments related to employee’ savings funds. In 2020 and 2019, no contributions were made to such private funds.
3	This line item refers mainly to a strategic investment in CPOs of Axtel, S.A.B. de C.V. (“Axtel”). This investment is recognized at fair value through other comprehensive income.